UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21132

Investment Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of principal executive offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Investment Portfolio                                                                                                                          as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

 Mortgage Pass-Throughs—93.5%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC:
5.527%, with various maturities to 2037 (1)	$1,513	$1,509,494
5.578%, with maturity at 2022 (1)	981	984,379
6.50%, with maturity at 2019	770	785,261
7.50%, with maturity at 2017	775	802,865
8.00%, with various maturities to 2025	1,557	1,625,955
9.25%, with maturity at 2017	173	177,382
		$5,885,336
FNMA:
5.00%, with maturity at 2014	$1,806	$1,773,432
5.25%, with maturity at 2018 (1)	83	83,316
5.371%, with maturity at 2018 (1)	228	226,660
5.596%, with maturity at 2027 (1)	2,105	2,106,771
5.615%, with maturity at 2036 (1)	1,289	1,290,104
5.632%, with various maturities to 2035 (1)	2,685	2,688,028
5.644%, with maturity at 2036 (1)	1,491	1,492,136
6.395%, with maturity at 2032 (1)	1,376	1,399,076
7.00%, with maturity at 2012	753	768,637
8.00%, with maturity at 2023	429	455,092
9.00%, with maturity at 2011	727	743,106
9.50%, with various maturities to 2022	2,563	2,767,209
9.611%, with maturity at 2018 (2)	1,199	1,305,897
		$17,099,464
GNMA:
5.125%, with various maturities to 2027 (1)	$2,218	$2,247,821
8.25%, with maturity at 2020	646	693,226
9.00%, with maturity at 2017	880	962,509
		$3,903,556
Collateralized Mortgage Obligations:
FHLMC, Series 1395, Class F, 5.008%, due 2022 (3)	$231	$226,129
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	246	246,057
FNMA, Series 1993-140, Class J, 6.65%, due 2013	1,727	1,733,204
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	996	1,023,260
FNMA, Series 2001-4, Class GA, 10.257%, due 2025 (2)(4)	665	734,420
FNMA, Series G93-17, Class FA, 6.344%, due 2023	468	477,538
FNMA, Series G97-4, Class FA, 6.144%, due 2027 (3)	430	437,216
		$4,877,824
Total Mortgage Pass-Throughs
(identified cost $32,016,889)		$31,766,180

1

Short-Term Investments—5.9%

	Shares/
	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (5)	1,988	$1,988,190
Total Short-Term Investments
(at amortized cost, $1,988,190)		$1,988,190
Total Investments—99.4%
(identified cost $34,005,079)		$33,754,370
Other Assets, Less Liabilities—0.6%		$207,530
Net Assets—100.0%		$33,961,900

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
(1)		Adjustable rate mortgage.
(2)		Weighted average coupon that resets monthly.
(3)		Floating-rate security
(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/07	30 U.S. Treasury Note	Long	$(3,265,547)	$(3,202,500)	$(63,047)

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,260,992
Gross unrealized appreciation	$28,727
Gross unrealized depreciation	(535,349)
Net unrealized depreciation	$(506,622)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President

Date:	March 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President

Date:	March 24, 2007

\

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	March 24, 2007